Marketable securities (Tables)	9 Months Ended
Sep. 30, 2024
Marketable securities [Abstract]
Marketable Securities Measured at FVOCI
Marketable securities
$’000
Fair value
At January 1, 2024	88,667
Accrued interest	2,878
Interest received	(801)
Redemptions and disposals of marketable securities	(19,780)
Revaluation adjustment	303
At September 30, 2024	71,267

Overall Movement through OCI
The movement through OCI for the three and nine months ended September 30, 2024, is shown in the table below as follows:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000
Revaluation adjustments	906	(445)	303	(1,215)
Movement of expected credit losses on assets measured at FVOCI	2	17	(45)	(1)
Movement on marketable securities through OCI	908	(428)	258	(1,216)